Finance Income And Costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance Income And Costs [Abstract]
Finance income
	For the year ended December 31,
	2020	2019	2018
Finance income from short term deposits	209	748	517
Finance income from loan to parent (Note 20)	8,277	3,520	-
Other finance income	161	311	-
Total finance income	8,647	4,579	517

Finance cost
	For the year ended December 31,
	2020	2019	2018
Interest on debts and borrowings	45,516	37,979	37,307
Deferred finance cost	2,806	2,552	2,362
Interest on lease liabilities	606	654	668
Total finance cost	48,928	41,185	40,337